UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Small Cap Value Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

U.S. stocks finished 2014 near all-time highs, with total returns of 13.69% for the S&P 500 Index and 4.89% for the Russell 2000 Index. Large cap equities maintained a performance advantage throughout the year, despite a strong rally in small caps during the fourth quarter. Leading economic sectors during the year included interest-rate sensitive utilities and Real Estate Investment Trusts (“REITs”), and non-cyclicals such as healthcare and consumer staples. Sector leadership reflected a defensive positioning by investors, which accounted for the wide advantage large caps stocks held over small caps during the year.

For the annual period ended December 31, 2014, the Great-West Loomis Sayles Small Cap Value Fund (Initial Class) returned 4.86%, outperforming the 4.22% total return of the Russell 2000 Value Index and in-line with the 4.89% return of the Russell 2000 Index, the Fund’s benchmark. Stock selection was the predominant factor driving performance. While favorable stock selection was broad based, particular strength was observed in consumer discretionary and energy sectors as well as the REIT industry within the financials. Stock selection and overall performance was also helped by favoring the higher end of the small cap market range, and our preference for companies with higher returns on invested capital, which the market also favored.

Top contributors included Diamond Resorts International, Inc., which manages vacation resorts and markets timeshare interests, CubeSmart a self-storage REIT (real estate investment trust), and Marriott Vacations Worldwide Corporation, a developer of timeshare ownership properties operating under the Ritz-Carlton and Marriott brand names. Detractors to the overall return of the strategy included Parker Drilling Company, an onshore and offshore provider of rental tools and drilling services, DXP Enterprises, Inc., an industrial distributor with significant interest in the North American energy market, and Raven Industries, Inc., a small industrial conglomerate. Sector allocation was modestly negative, as an overweight position in industrials and lack of exposure to the biotechnology industry, which rose close to 30.0% in 2014, hurt results. Being nearly half-weighted the energy sector for the year was materially positive but could not offset the other strategy sector weights.

During the fourth quarter, changes to the strategy were made to introduce securities with what we believe is superior potential, to reduce holdings in certain industries with exposure to energy infrastructure spending and to eliminate names where the investment thesis has been slow to materialize. New holdings included business services companies FTI Consulting, Inc. and CSG Systems International, Inc., and broadcast TV and newspaper publisher Journal Communications, Inc., semiconductor manufacturer Diodes Inc., and Sabra Health Care REIT, Inc. Positions in Twin Disc., Inc. and Graham Corporation were eliminated, as their energy end-markets are likely to remain difficult for the foreseeable future. Smaller positions in TTM Technologies, Inc., Zep, Inc., Premiere Global Services, Inc., and Hanger, Inc. were also eliminated as fundamental prospects had not evolved as expected. The last shares of Mallinckrodt Plc were sold after very strong performance and as the market cap approached $10 billion following the company’s acquisition of Questcor Pharmaceuticals.

During 2014, U.S. equity markets were supported by modest domestic economic improvement, the lack of inflation and continued accommodation from the Federal Reserve. These positives were balanced against above normal valuations, global economic and geo-political uncertainty, and the anticipated end of monetary stimulus (and/or the risk that it continues too long). These factors, combined with small company stocks entering the year at generally higher valuations relative to large-caps, resulted in a positive but modest return for small cap stocks and the strategy during the year. While valuations are still above their historical norms, an improving U.S. economy, lower oil prices and increasing consumer and business confidence should provide U.S. equities the opportunity to move higher in 2015. With some Asian countries slipping into recession and European countries stalled, small cap stocks, which historically earn a greater share of their profits domestically, may fare better than their larger, multinational brethren. As always, our process continues to focus on individual stocks, whose performance will be driven by their own specific merits and characteristics.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Russell 2000 Index	Russell 2000 Value Index
	10,000.00	10,000.00	10,000.00
2005	10,608.00	10,455.00	10,471.00
2006	12,519.56	12,375.58	12,929.59
2007	12,921.44	12,181.29	11,665.08
2008	8,703.88	8,065.23	8,291.54
2009	11,128.78	10,256.55	9,997.93
2010	13,798.95	13,010.44	12,447.43
2011	13,518.83	12,466.60	11,762.82
2012	15,671.02	14,504.89	13,886.01
2013	21,135.36	20,136.03	18,679.62
2014	22,163.46	21,121.56	19,467.44

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years
Initial Class	4.86%	14.77%	8.28%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2014

Sector	% of Fund Investments
Financial	29.54%
Industrial	18.44
Consumer, Cyclical	15.08
Consumer, Non-cyclical	11.85
Technology	6.14
Communications	5.58
Energy	4.09
Utilities	3.70
Basic Materials	3.52
Short Term Investments	2.06
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)

Actual	$1,000.00	$1,005.55	$5.52

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 1.09% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

COMMON STOCK
Basic Materials — 3.55%
34,647	Cabot Corp	$	1,519,617
64,935	Globe Specialty Metals Inc		1,118,830
97,464	Horsehead Holding Corp (a)(b)		1,542,855
27,264	Minerals Technologies Inc		1,893,485
41,518	PH Glatfelter Co		1,061,615
54,109	Tronox Ltd Class A		1,292,123

			8,428,525

Communications — 5.62%
130,467	Calix Inc (a)		1,307,279
80,841	EW Scripps Co Class A (a)		1,806,796
30,827	John Wiley & Sons Inc Class A		1,826,192
44,577	Journal Communications Inc (a)		509,515
25,647	Liberty Ventures (a)		967,405
85,257	New Media Investment Group Inc		2,014,623
64,294	Perficient Inc (a)		1,197,797
33,874	Safeguard Scientifics Inc (a)		671,383
69,500	Time Inc		1,710,395
40,729	West Corp		1,344,057

			13,355,442

Consumer, Cyclical — 15.20%
51,553	Barnes & Noble Inc (a)		1,197,061
57,117	Carmike Cinemas Inc (a)		1,500,463
100,549	Christopher & Banks Corp (a)		574,135
24,789	Churchill Downs Inc		2,362,392
27,818	Core-Mark Holding Co Inc		1,722,769
8,466	Cracker Barrel Old Country Store Inc		1,191,674
72,424	Dana Holding Corp		1,574,498
77,940	Diamond Resorts International Inc (a)		2,174,526
88,661	Fox Factory Holding Corp (a)		1,438,968
30,721	Genesco Inc (a)		2,353,843
28,122	H&E Equipment Services Inc		789,947
24,890	HSN Inc		1,891,640
43,953	Jarden Corp (a)		2,104,469
61,666	Knoll Inc		1,305,469
28,521	La-Z-Boy Inc		765,504
44,690	Libbey Inc (a)		1,405,053
89,761	MarineMax Inc (a)		1,799,708
36,732	Marriott Vacations Worldwide Corp		2,738,003
99,190	National CineMedia Inc		1,425,360
51,429	Remy International Inc (a)(b)		1,075,895
39,134	Rush Enterprises Inc Class A (a)		1,254,245
23,061	Sally Beauty Holdings Inc (a)		708,895
49,345	Six Flags Entertainment Corp		2,129,237
11,120	Tenneco Inc (a)		629,503

			36,113,257

Consumer, Non-cyclical — 11.94%
17,515	Avis Budget Group Inc (a)		1,161,770
32,918	Bio-Reference Laboratories Inc (a)(b)		1,057,655

Shares			Fair Value

Consumer, Non-cyclical — (continued)
163,069	BioScrip Inc (a)(b)	$	1,139,852
29,508	Cynosure Inc Class A (a)		809,109
47,761	Euronet Worldwide Inc (a)		2,622,079
35,911	FTI Consulting Inc (a)		1,387,242
23,244	Insperity Inc		787,739
5,436	J&J Snack Foods Corp		591,274
69,603	KAR Auction Services Inc		2,411,744
17,360	Macquarie Infrastructure Co LLC		1,234,122
25,454	McGrath RentCorp		912,781
57,694	Post Holdings Inc (a)(b)		2,416,802
30,079	Rollins Inc		995,615
98,498	RPX Corp (a)		1,357,303
76,479	SpartanNash Co		1,999,161
32,774	SurModics Inc (a)		724,305
13,728	Teleflex Inc		1,576,249
15,728	Vectrus Inc (a)		430,947
44,842	Viad Corp		1,195,488
15,598	WellCare Health Plans Inc (a)		1,279,972
23,021	WEX Inc (a)		2,277,237

			28,368,446

Energy — 4.13%
26,599	Bristow Group Inc		1,749,948
9,496	Clayton Williams Energy Inc (a)		605,845
96,024	Helix Energy Solutions Group Inc (a)		2,083,721
260,226	Parker Drilling Co (a)		798,894
75,268	Primoris Services Corp		1,749,228
59,644	QEP Resources Inc		1,206,002
83,206	SunCoke Energy Inc		1,609,204

			9,802,842

Financial — 29.78%
43,953	American Campus Communities Inc REIT		1,817,896
91,891	BancorpSouth Inc		2,068,466
97,165	BioMed Realty Trust Inc REIT		2,092,934
75,551	Capitol Federal Financial Inc		965,542
113,089	Cathay General Bancorp		2,893,948
26,587	City National Corp		2,148,495
5,230	Credit Acceptance Corp (a)		713,424
128,444	CubeSmart REIT		2,834,759
94,481	CVB Financial Corp		1,513,586
90,285	Employers Holdings Inc		2,122,600
26,670	Federal Agricultural Mortgage Corp Class C		809,168
101,047	First Financial Bancorp		1,878,464
39,462	First Financial Bankshares Inc (b)		1,179,125
137,188	FNFV Group (a)		2,159,339
59,060	HCC Insurance Holdings Inc		3,160,891
98,093	Hercules Technology Growth Capital Inc (b)		1,459,624
247,295	Hersha Hospitality Trust REIT		1,738,484
20,563	Home Properties Inc REIT		1,348,933
26,482	Iberiabank Corp		1,717,358
19,228	MarketAxess Holdings Inc		1,378,840
26,430	Mid-America Apartment Communities Inc REIT		1,973,792

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

Financial — (continued)
34,851	National Retail Properties Inc REIT	$	1,372,084
39,039	Omega Healthcare Investors Inc REIT (b)		1,525,254
54,710	PacWest Bancorp		2,487,117
41,514	Pinnacle Financial Partners Inc		1,641,464
43,088	Popular Inc (a)		1,467,146
37,907	Potlatch Corp REIT		1,587,166
36,701	ProAssurance Corp		1,657,050
38,186	Prosperity Bancshares Inc		2,113,977
22,163	Reinsurance Group of America Inc		1,941,922
152,450	Retail Opportunity Investments Corp REIT		2,559,635
22,786	Sabra Health Care Inc REIT		692,011
24,433	Signature Bank (a)		3,077,581
26,438	Sovran Self Storage Inc REIT		2,305,922
44,608	Stifel Financial Corp (a)		2,275,900
112,286	Talmer Bancorp Inc Class A		1,576,495
29,700	Texas Capital Bancshares Inc (a)		1,613,601
63,940	TriState Capital Holdings Inc (a)		654,746
47,458	Wintrust Financial Corp		2,219,136

			70,743,875

Industrial — 18.58%
14,395	Alamo Group Inc		697,294
40,484	Albany International Corp Class A		1,537,987
67,719	Altra Industrial Motion Corp		1,922,542
26,271	Armstrong World Industries Inc (a)(b)		1,342,974
17,083	AZZ Inc		801,534
57,752	Babcock & Wilcox Co		1,749,886
28,070	Belden Inc		2,212,197
70,929	Checkpoint Systems Inc (a)		973,855
15,445	DXP Enterprises Inc (a)		780,436
30,102	EnerSys		1,857,895
63,946	Exelis Inc		1,120,973
11,391	Genesee & Wyoming Inc Class A (a)		1,024,279
32,663	Haynes International Inc		1,584,156
82,901	John Bean Technologies Corp		2,724,127
15,492	Kirby Corp (a)		1,250,824
4,522	KLX Inc (a)		186,533
30,205	Littelfuse Inc		2,919,917
25,787	Masonite International Corp (a)		1,584,869
36,247	Methode Electronics Inc		1,323,378
52,934	MYR Group Inc (a)		1,450,392
22,925	Old Dominion Freight Line Inc (a)		1,779,897
57,611	Raven Industries Inc		1,440,275
32,550	RBC Bearings Inc		2,100,451
30,039	Rogers Corp (a)		2,446,376
49,836	RTI International Metals Inc (a)		1,258,857
50,772	TriMas Corp (a)		1,588,656
124,198	Vishay Intertechnology Inc		1,757,402
18,838	Wabtec Corp		1,636,834
25,068	Waste Connections Inc		1,102,741

			44,157,537

Shares			Fair Value

Technology — 6.19%
84,429	Convergys Corp	$	1,719,819
52,805	CSG Systems International Inc		1,323,821
32,880	Diodes Inc (a)		906,502
18,335	DST Systems Inc		1,726,240
44,817	MedAssets Inc (a)		885,584
21,003	Monotype Imaging Holdings Inc		605,516
52,721	Semtech Corp (a)		1,453,518
12,102	SS&C Technologies Holdings Inc		707,846
35,501	Synchronoss Technologies Inc (a)		1,486,072
93,311	Teradyne Inc		1,846,625
34,934	Verint Systems Inc (a)		2,035,953

			14,697,496

Utilities — 3.72%
52,429	ALLETE Inc		2,890,935
17,126	ITC Holdings Corp		692,404
20,278	Middlesex Water Co		467,611
42,493	NorthWestern Corp		2,404,254
55,024	UIL Holdings Corp		2,395,745

			8,850,949

TOTAL COMMON STOCK — 98.71% (Cost $162,087,127)		$	234,518,369

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 2.08%
$ 1,173,212	Undivided interest of 1.35% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $1,173,212 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (c)	1,173,212

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2014

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 1,173,212	Undivided interest of 1.40% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $1,173,212 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (c)	$	1,173,212

1,173,212	Undivided interest of 2.45% in a repurchase agreement (principal amount/value $47,965,088 with a maturity value of $47,965,275) with Merrill Lynch, Pierce, Fenner & Smith, 0.07%, dated 12/31/14 to be repurchased at $1,173,212 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 6/1/17 - 12/20/44, with a value of $48,924,390. (c)		1,173,212

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 1,173,212	Undivided interest of 2.76% in a repurchase agreement (principal amount/value $42,543,058 with a maturity value of $42,543,223) with HSBC Securities (USA) Inc, 0.07%, dated 12/31/14 to be repurchased at $1,173,212 on 1/2/15 collateralized by Federal Home Loan Mortgage Corp securities, 3.00% - 8.00%, 1/1/23 - 12/1/47, with a value of $43,394,100. (c)	$	1,173,212

246,981	Undivided interest of 5.60% in a repurchase agreement (principal amount/value $4,409,707 with a maturity value of $4,409,727) with Morgan Stanley & Co LLC, 0.08%, dated 12/31/14 to be repurchased at $246,981 on 1/2/15 collateralized by various U.S. Government Agency securities, 2.32% - 9.50%, 7/1/15 - 12/1/44, with a value of $4,497,901. (c)		246,981

TOTAL SHORT TERM INVESTMENTS — 2.08% (Cost $4,939,829)		$	4,939,829

TOTAL INVESTMENTS — 100.79% (Cost $167,026,956)		$	239,458,198

OTHER ASSETS & LIABILITIES, NET — (0.79)%		$	(1,873,355)

TOTAL NET ASSETS — 100.00%		$	237,584,843

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2014.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West Loomis Sayles Small Cap Value Fund

ASSETS:
Investments in securities, fair value (including $4,764,493 of securities on loan)(a)	$234,518,369
Repurchase agreements, fair value(b)	4,939,829
Cash	3,721,677
Subscriptions receivable	312,626
Dividends receivable	367,138

Total Assets	243,859,639

LIABILITIES:
Payable to investment adviser	265,157
Payable upon return of securities loaned	4,939,829
Redemptions payable	1,069,810

Total Liabilities	6,274,796

NET ASSETS	$237,584,843

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$970,768
Paid-in capital in excess of par	161,423,570
Net unrealized appreciation	72,431,242
Accumulated net realized gain	2,759,263

NET ASSETS	$237,584,843

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	9,707,676

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$24.47

(a) Cost of investments	$162,087,127
(b) Cost of repurchase agreements	$4,939,829

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West Loomis Sayles Small Cap Value Fund

INVESTMENT INCOME:
Interest	$669
Income from securities lending	57,867
Dividends	3,900,810

Total Income	3,959,346

EXPENSES:
Management fees	2,522,841
Audit fees	22,569
Bank and custodian fees	49,332
Investment administration fees	97,807
Other	63,722

Total Expenses	2,756,271

Less amount reimbursed by investment adviser	2

Net Expenses	2,756,269

NET INVESTMENT INCOME	1,203,077

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	35,928,042
Net change in unrealized depreciation on investments	(25,788,901)

Net Realized and Unrealized Gain	10,139,141

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,342,218

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

Great-West Loomis Sayles Small Cap Value Fund	2014	2013

OPERATIONS:
Net investment income	$1,203,077	$1,011,607
Net realized gain	35,928,042	25,799,588
Net change in unrealized appreciation (depreciation)	(25,788,901)	48,727,449

Net Increase in Net Assets Resulting from Operations	11,342,218	75,538,644

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,242,433)	(1,578,044)
From net realized gains	(35,312,673)	(23,684,828)

Total Distributions	(37,555,106)	(25,262,872)

CAPITAL SHARE TRANSACTIONS:
Shares sold	67,097,276	73,289,252
Shares issued in reinvestment of distributions	37,555,106	25,262,872
Shares redeemed	(122,665,461)	(89,896,303)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(18,013,079)	8,655,821

Total Increase (Decrease) in Net Assets	(44,225,967)	58,931,593

NET ASSETS:
Beginning of year	281,810,810	222,879,217

End of year	$237,584,843	$281,810,810

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,460,403	2,807,894
Shares issued in reinvestment of distributions	1,499,432	922,222
Shares redeemed	(4,475,598)	(3,432,297)

Net Increase (Decrease)	(515,763)	297,819

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Loomis Sayles Small Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$27.57		$22.45		$19.99		$20.44	$16.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.11	(a)	0.20	(a)	0.04	0.08
Net realized and unrealized gain (loss)	1.26		7.68		2.97		(0.45)	3.88

Total From Investment Operations	1.39		7.79		3.17		(0.41)	3.96

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.17)		(0.18)		(0.04)	(0.08)
From net realized gains	(4.22)		(2.50)		(0.53)		–	–

Total Distributions	(4.49)		(2.67)		(0.71)		(0.04)	(0.08)

NET ASSET VALUE, END OF YEAR	$24.47		$27.57		$22.45		$19.99	$20.44

TOTAL RETURN(b) (c)	4.86%		34.87%		15.92%		(2.03%)	23.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$237,585		$281,811		$222,879		$193,081	$176,384
Ratio of expenses to average net assets
Before reimbursement	1.09%		1.09%		1.08%		1.11%	1.12%
After reimbursement	1.09%		1.08%		1.08%		1.10%	1.12%
Ratio of net investment income to average net assets
Before reimbursement	N/A		0.39%		0.90%		0.29%	0.53%
After reimbursement	0.48%		0.40%		0.91%		0.30%	0.53%
Portfolio turnover rate	24%		27%		27%		48%	54%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the

Annual Report - December 31, 2014

market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	234,518,369	$	—	$	—	$	234,518,369
Short Term Investments		—		4,939,829		—		4,939,829

Total Assets	$	234,518,369	$	4,939,829	$	0	$	239,458,198

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - December 31, 2014

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

		2014		2013

Ordinary income	$	2,242,433	$	1,578,044
Long-term capital gain		35,312,673		23,684,828

	$	37,555,106	$	25,262,872

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$–	$1,039,356	$(1,039,356)

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$	10,530
Undistributed long-term capital gains		3,186,695
Capital loss carryforwards		–
Post-October losses		(631,094)
Net unrealized appreciation		72,624,374

Tax composition of capital	$	75,190,505

Annual Report - December 31, 2014

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$–	$(631,094)

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$	166,833,824

Gross unrealized appreciation on investments		76,440,070
Gross unrealized depreciation on investments		(3,815,696)

Net unrealized appreciation on investments	$	72,624,374

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, of 1.30% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

Annual Report - December 31, 2014

3. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $57,202,448 and $108,582,126, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $353,694 and $169,045, respectively.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $4,764,493 and received collateral of $4,939,829 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

6. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Loomis Sayles Small Cap Value Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Loomis Sayles Small Cap Value Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.[4] The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)              (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

                   (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                   (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015